Mortgage and Related Party Notes Payable (Details Textual) (USD $)	0 Months Ended
	Apr. 12, 2014	Jan. 16, 2014	Jan. 31, 2015
Mortgage Note Payable (Textual)
Mortgage note bears interest rate			6.75%
Remaining principal balance			$ 546,700
7 Grove Street
Mortgage Note Payable (Textual)
Mortgage note bears interest rate	5.50%	7.90%
Mortgage note maturity date		Sep. 05, 2032
Monthly payments		17,775
Interest payments	6,536
Debt instrument, Term	5 years
Mortgage loan payment terms	The new mortgage begins on April 12, 2014 and is a 5-year fixed loan at 5.5% interest, with a balloon payment on May 15, 2019 for the outstanding balance.
58 Main Street
Mortgage Note Payable (Textual)
Mortgage note bears interest rate		6.75%
Mortgage note maturity date		Aug. 26, 2019
Monthly payments		4,320
Remaining principal balance		$ 552,177